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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
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Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109, Greenwich, CT 06830

Form 13F File Number: 28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

   /s/ Stephen B. Salzman        Greenwich, CT          5/12/04
           (Name)                (City, State)          (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12 Items

Form 13F Information Table Value Total: $ 504,876 (thousands)

List of Other Included Managers:        Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                        NONE




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
                                                              MARKET                                                       VOTING
                                                              VALUE                            INVESTMENT     OTHER      AUTHORITY
ISSUER                         CLASS            CUSIP       (X $1000)      SHRS      SH/PRN    DISCRETION   MANAGERS        SOLE
----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc  New                 COM            00817Y108        64,365     717,400      Sh         SOLE        None         717,400
American Tower Corp            CLA            029912201        51,789   4,562,900      Sh         SOLE        None       4,562,900
AutoZone Inc                   COM            053332102        63,540     739,100      Sh         SOLE        None         739,100
Career Education Corp          COM            141665109        23,581     417,000      Sh         SOLE        None         417,000
Comcast Corp New               CLA SPL        20030N200       117,714   4,226,700      Sh         SOLE        None       4,226,700
Crown Castle Intl Corp         COM            228227104        35,955   2,846,800      Sh         SOLE        None       2,846,800
LeapFrog Enterprises Inc       CLA            52186N106         5,637     291,300      Sh         SOLE        None         291,300
NII Hldgs Inc                  CLB NEW        62913F201        13,288     378,800      Sh         SOLE        None         378,800
Pep Boys Manny Moe & Jack      COM            713278109        21,182     763,300      Sh         SOLE        None         763,300
SPDR TR                        UNIT SER 1     78462F103        29,239     258,750      Sh         SOLE        None         258,750
SPX Corp                       COM            784635104        40,937     900,100      Sh         SOLE        None         900,100
SpectraSite Inc                COM            84761M104        37,649   1,014,800      Sh         SOLE        None       1,014,800